Expense Example {- Franklin Global Real Estate VIP Fund} - FTVIP Class 2-70 - Franklin Global Real Estate VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 127
3 years	447
5 years	790
10 years	$ 1,759